Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2019	2018
Compensation and benefits	$6,568	$3,296
Research and development costs	10,449	9,362
UCLB milestone	663	638
Professional fees	2,611	4,130
Deferred rent	0	561
Corporate tax	391	620
Other liabilities	716	447
Total accrued expenses and other liabilities	$21,398	$19,054